Investment in Impaired Loans by Class of Finance Receivable (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	¥ 82,743	¥ 61,412
Unpaid principal balance	82,363	60,885
Average recorded investment	66,301	72,428
Interest Income Recognized	3,052	3,567
Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	25,454	9,962
Unpaid principal balance	25,454	9,962
Average recorded investment	13,977	14,464
Interest Income Recognized	110	100
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	32,907	34,179
Unpaid principal balance	32,541	33,661
Average recorded investment	33,722	37,997
Interest Income Recognized	2,389	2,760
Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	5,193	3,361
Unpaid principal balance	5,193	3,361
Average recorded investment	3,813	4,591
Interest Income Recognized	110	200
Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	19,071	13,733
Unpaid principal balance	19,071	13,733
Average recorded investment	14,634	15,201
Interest Income Recognized	439	501
Finance leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	118	177
Unpaid principal balance	104	168
Average recorded investment	155	175
Interest Income Recognized	4	6
Financing Receivables Impaired
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	33,025	34,356
Unpaid principal balance	32,645	33,829
Financing Receivables Impaired | Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	32,907	34,179
Unpaid principal balance	32,541	33,661
Financing Receivables Impaired | Finance leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	118	177
Unpaid principal balance	104	168
Impaired account balances individually evaluated for impairment with an allowance
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	24,827	12,198
Unpaid principal balance	24,827	12,198
Individually evaluated allowance	8,817	4,624
Impaired account balances individually evaluated for impairment with an allowance | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	11,810	4,745
Unpaid principal balance	11,810	4,745
Individually evaluated allowance	2,387	483
Impaired account balances individually evaluated for impairment with an allowance | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	4,881	2,977
Unpaid principal balance	4,881	2,977
Individually evaluated allowance	4,376	2,720
Impaired account balances individually evaluated for impairment with an allowance | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	8,136	4,476
Unpaid principal balance	8,136	4,476
Individually evaluated allowance	2,054	1,421
Impaired account balances individually evaluated for impairment without an allowance
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	24,891	14,858
Unpaid principal balance	24,891	14,858
Impaired account balances individually evaluated for impairment without an allowance | Wholesale
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	13,644	5,217
Unpaid principal balance	13,644	5,217
Impaired account balances individually evaluated for impairment without an allowance | Working capital
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	312	384
Unpaid principal balance	312	384
Impaired account balances individually evaluated for impairment without an allowance | Real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Recorded investment	10,935	9,257
Unpaid principal balance	¥ 10,935	¥ 9,257